Capital Management	12 Months Ended
Dec. 31, 2025
Capital Management [Abstract]
Capital Management

NOTE 22. Capital Management

The Company’s objectives in managing capital are to ensure its capacity to continue as a going concern, provide returns to shareholders, maintain the interests of other related parties, and maintain an optimal capital structure to minimize the cost of capital.

In order to maintain or adjust the capital structure, the Company may adjust the dividend payments to the shareholders, return capital to shareholders, issue new shares, or sell assets to settle liabilities. There were no changes to the Company’s approach to capital management during the year ended December 31, 2025. Neither the Company nor its subsidiaries are subject to externally imposed capital requirements.

	December 31, 2025	December 31, 2024
Total liabilities	$26,729,456	27,615,246
Less: cash and restricted cash	(9,354,805)	(8,721,758)
Net debt	$17,374,651	18,893,488
Equity attributable to owners of the parent	(3,578,669)	(4,298,042)